OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about other non-current assets [Line Items]
Value added taxes receivable	$ 199	$ 193
Other investments	414	428
Notes receivable	123	154
Norte Abierto JV Partner Receivable	150	193
Restricted cash	147	146
Non-current prepayments	253	161
Non-current derivative financial assets	53	40
Other	170	148
Other non-current assets	1,509	1,463
Argentina
Disclosure of detailed information about other non-current assets [Line Items]
Non-current value added tax receivables	47	52
Tanzania
Disclosure of detailed information about other non-current assets [Line Items]
Non-current value added tax receivables	94	79
Chile
Disclosure of detailed information about other non-current assets [Line Items]
Non-current value added tax receivables	$ 58	$ 61